Marketable Securities	12 Months Ended
Dec. 31, 2015
Marketable Securities
Marketable Securities

NOTE 9.  Marketable Securities

The Company invests in agency securities, corporate securities, asset-backed securities and other securities. The following is a summary of amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current).

	December 31,	December 31,
(Millions)	2015	2014

U.S. government agency securities	$—	$108
Foreign government agency securities	10	95
Corporate debt securities	10	619
Commercial paper	12	—
Certificates of deposit/time deposits	26	41
U.S. treasury securities	—	38
U.S. municipal securities	3	—
Asset-backed securities:
Automobile loan related	26	282
Credit card related	10	162
Equipment lease related	2	48
Other	19	46
Asset-backed securities total	57	538

Current marketable securities	$118	$1,439

U.S. municipal securities	$9	$15

Non-current marketable securities	$9	$15

Total marketable securities	$127	$1,454

Classification of marketable securities as current or non-current is based on the nature of the securities and availability for use in current operations. At December 31, 2015 and 2014, gross unrealized gains and/or losses (pre-tax) were not material. Refer to Note 6 for a table that provides the net realized gains (losses) related to sales or impairments of debt and equity securities, which includes marketable securities. The gross amounts of the realized gains or losses were not material. Cost of securities sold use the first in, first out (FIFO) method. Since these marketable securities are classified as available-for-sale securities, changes in fair value will flow through other comprehensive income, with amounts reclassified out of other comprehensive income into earnings upon sale or “other-than-temporary” impairment.

3M reviews impairments associated with its marketable securities in accordance with the measurement guidance provided by ASC 320, Investments-Debt and Equity Securities, when determining the classification of the impairment as “temporary” or “other-than-temporary”. A temporary impairment charge results in an unrealized loss being recorded in the other comprehensive income component of shareholders’ equity. Such an unrealized loss does not reduce net income attributable to 3M for the applicable accounting period because the loss is not viewed as other-than-temporary. The factors evaluated to differentiate between temporary and other-than-temporary include the projected future cash flows, credit ratings actions, and assessment of the credit quality of the underlying collateral, as well as other factors.

The balance at December 31, 2015, for marketable securities by contractual maturity are shown below. Actual maturities may differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.

(Millions)	December 31, 2015

Due in one year or less	$52
Due after one year through five years	74
Due after five years through ten years	1
Due after ten years	—
Total marketable securities	$127

3M has a diversified marketable securities portfolio of $127 million as of December 31, 2015. Within this portfolio, current asset-backed securities (estimated fair value of $57 million) primarily include interests in automobile loans, credit cards and equipment leases. 3M’s investment policy allows investments in asset-backed securities with minimum credit ratings of Aa2 by Moody’s Investors Service or AA by Standard & Poor’s or Fitch Ratings or DBRS. Asset-backed securities must be rated by at least two of the aforementioned rating agencies, one of which must be Moody’s Investors Service or Standard & Poor’s. At December 31, 2015, all asset-backed security investments were in compliance with this policy. Approximately 75.8 percent of all asset-backed security investments were rated AAA or A-1+ by Standard & Poor’s and/or Aaa or P-1 by Moody’s Investors Service and/or AAA or F1+ by Fitch Ratings. Interest rate risk and credit risk related to the underlying collateral may impact the value of investments in asset-backed securities, while factors such as general conditions in the overall credit market and the nature of the underlying collateral may affect the liquidity of investments in asset-backed securities. 3M does not currently expect risk related to its holding in asset-backed securities to materially impact its financial condition or liquidity.